EXPRESS SCRIPTS AUTOMATIC
EXCHANGE SECURITY TRUST
FINANCIAL STATEMENTS (UNAUDITED )
JUNE 30, 2002



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EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
TABLE OF CONTENTS
--------------------------------------------------------------------------------



         Trustee Accountants Report                                            1

FINANCIAL STATEMENTS (UNAUDITED)

         Statement of Assets and Liabilities                                   2

         Schedule of Investments                                               3

         Statement of Operations                                               4

         Statement of Changes in Net Assets                                    5

         Notes to Financial Statements                                       6-8

         Financial Highlights                                                  9

                           TRUSTEE ACCOUNTANTS REPORT



To the Trustees and Shareholders of
Express Scripts Automatic Exchange Security Trust



The accompanying statements of assets and liabilities of Express Scripts Automatic Exchange Security Trust at June 30, 2002, and the related statements of operations and changes in net assets for the period then ended have been prepared by the Trustee. These statements have not been compiled, reviewed or audited by outside accountants.

To the best of the Trustee's knowledge and belief, tile statements and related information were prepared in conformity with generally accepted accounting principles and are based on recorded transactions and management's best estimates and judgements.

JPMorgan Chase Bank


Houston, Texas
June 30, 2002




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                                                                               2
EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED )
--------------------------------------------------------------------------------




ASSETS

Investments, at value (cost $208,512,488)                        $   208,513,008
Cash                                                                       2,510
Prepaid expenses                                                         147,139
                                                                 ---------------

              TOTAL ASSETS                                       $   208,662,657
                                                                 ---------------


LIABILITIES

Expenses Payable                                                             949
Unearned expense reimbursement                                           147,138

              NET ASSETS                                         $   208,514,570
                                                                 ---------------

COMPOSITION OF NET ASSETS

$4.83 Trust Issued Automatic Exchange Securities ("Securities"),
    no par value; 3,450,000 shares issued and outstanding        $   208,514,050
Unrealized appreciation of investments                                       520

              NET ASSETS                                         $   208,514,570
                                                                 ---------------

              NET ASSET VALUE PER SHARE (3,450,000
                  SHARES OUTSTANDING)                            $         60.44
                                                                 ---------------









   The accompanying notes are an integral part of these financial statements.




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                                                                               3

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED )
--------------------------------------------------------------------------------



                                                   PAR           MATURITY
SECURITIES DESCRIPTION                            VALUE            DATE                COST                 VALUE
UNITED STATES GOVERNMENT
SECURITIES
United States Treasury STRIPS                   4,166,000        08/15/02            4,134,732            4,157,251
United States Treasury STRIPS                   4,166,000        11/15/02            4,077,574            4,145,170
United States Treasury STRIPS                   4,166,000        02/15/03            4,010,735            4,117,674
United States Treasury STRIPS                   4,166,000        05/15/03            3,953,986            4,099,761
United States Treasury STRIPS                   4,166,000        08/15/03            3,892,518            4,067,266
United States Treasury STRIPS                   4,166,000        11/15/03            3,838,355            4,035,711
                                            -------------                      ---------------      ---------------
                                            $  24,996,000                           23,907,900           24,622,833
                                            -------------

FORWARD PURCHASE CONTRACT
     3,450,000 shares of Express Scripts, Inc.
         Class A Common Stock                                                      184,604,588          183,890,175
                                                                               ---------------      ---------------

         TOTAL                                                                 $   208,512,488      $   208,513,008
                                                                               ---------------      ---------------
















   The accompanying notes are an integral part of these financial statements.

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED )
--------------------------------------------------------------------------------




INTEREST INCOME                                                                                      $    805,281

EXPENSES
     Accounting fees                                                           $   16,500
     Trustee fees                                                                   6,000
     Custodian fees                                                                40,833
     Miscellaneous fees                                                             4,500
                                                                               ----------
         TOTAL FEES AND EXPENSES                                                   67,833

     Expense reimbursement                                                        (67,833)
                                                                               ----------

         TOTAL EXPENSES - NET                                                                                   -
                                                                                                     ------------
         Net investment income                                                                            805,281
         Net change in unrealized appreciation of investments                                          28,808,046
         Net increase in net assets resulting from operations                                        $ 29,613,327
                                                                                                     ============

























   The accompanying notes are an integral part of these financial statements.



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                                                                               5

EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------



                                                                            FOR THE                 FOR THE
                                                                         PERIOD ENDED             YEAR ENDED
                                                                         JUNE 30, 2002         DECEMBER 31, 2001
                                                                         -------------         -----------------

OPERATIONS:
     Net investment income                                                $      805,281           $   2,213,518
     Net change in unrealized appreciation/(depreciation) of
     investments                                                              28,808,047            (102,442,905)
                                                                          --------------           -------------

     NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    29,613,328            (100,229,387)
                                                                          --------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Return of capital                                                        (7,526,469)           (14,429,624)

     Net investment income                                                      (805,281)            (2,604,165)
                                                                          --------------           -------------


         TOTAL DISTRIBUTIONS                                                  (8,331,750)           (17,033,789)
                                                                          --------------           -------------

FROM CAPITAL SHARES TRANSACTIONS
     Gross proceeds from the sale of 3,450,000 Securities                              -                      -
     Less: Selling commissions and offering expenses                                   -                      -
                                                                          --------------           -------------

     NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS                       -                      -
                                                                          --------------           -------------


         NET INCREASE (DECREASE) IN NET ASSETS                                21,281,578           (117,263,176)

         NET ASSETS, BEGINNING OF PERIOD                                     187,232,992            304,496,168
                                                                          --------------           -------------

         NET ASSETS, END OF PERIOD                                       $   208,514,570        $   187,232,992
                                                                          ==============           =============













   The accompanying notes are an integral part of these financial statements.



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                                                                               6
EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002(UNAUDITED )
--------------------------------------------------------------------------------


1.       ORGANIZATION

         Express Scripts Automatic Exchange Security Trust ("Trust") was established on June 29, 1999 and amended and restated as of November 1, 2000 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. In November 2000, the Trust sold $4.83 Trust Issued Automatic Exchange Securities ("Securities") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of Class A Common Stock ("Common Stock") of Express Scripts, Inc. ("Company"), from an existing shareholder of the Company (the "Seller"). Each Security represents between 0.8333 shares and 1 share of Common Stock. The Common Stock or its cash equivalent is deliverable pursuant to the contract on November 15, 2003 and the Trust will thereafter terminate.

         Pursuant to the Administration Agreement between the Trust and JPMorgan Chase Bank (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

         VALUATION OF  INVESTMENTS
         The U.S. Treasury STRIPS are valued at the mean of the bid and asked price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the bid price received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who is in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

         INVESTMENT TRANSACTIONS
         Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

         USE OF ESTIMATES
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



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                                                                               7
EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002(UNAUDITED )
--------------------------------------------------------------------------------



3.       DISTRIBUTIONS

         Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $4.83 per annum or $1.2075 per quarter, payable quarterly commencing February 15, 2001 (except for the first distribution on February 15, 2001 which was $1.3148). For the period ended June 30, 2002, the total distribution to shareholders is $8,331,750. The distribution includes return of capital and net investment income of $7,526,469 and $805,281, respectively.

4.       PURCHASES, SALES AND MATURITIES OF INVESTMENTS

         U.S. Treasury Strips totaling $8,332,000 matured during the period January 1, 2002 to June 30, 2002. There were no purchases or sales of securities for the period ended June 30, 2002.

5.       TRUSTEE FEES

         Each of the three Trustees has been paid a one-time, up-front fee of $10,800 for their services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 have been paid by the Seller.

6.       INCOME TAXES

         The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

         At June 30, 2002, the net unrealized appreciation based on the cost of investments for Federal income tax purposes of $208,512,488 was as follows:


Unrealized appreciation                          $      520
Unrealized depreciation                                   -
                                                 ----------
Net unrealized appreciation                      $      520
                                                 ==========


7.       EXPENSES

         The Seller has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the Securities a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Seller has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts.




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                                                                               8
EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002(UNAUDITED )
--------------------------------------------------------------------------------

8.       FORWARD PURCHASE CONTRACTS

         The Trust has acquired and holds a forward purchase contract with a shareholder of Express Scripts, Inc. Class A Common Stock and paid to the Seller $185,043,046 in connection therewith. Pursuant to such contract, on the Exchange Date November 15, 2003, the Seller is obligated to deliver to the Trust a number of shares of common stock or its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Seller's contract.

         Offering expenses of $438,458 were paid by the Seller. This amount has been recorded as a reduction in the cost of the forward contract.

         The Seller's obligation under the forward purchase contract is collateralized by the Common Stock which is being held in the custody of the Trust's Custodian, JPMorgan Chase Bank. At June 30, 2002, the Custodian held 3,450,000 shares with an aggregate value of $208,514,050.

9.       CAPITAL SHARE TRANSACTIONS

         During the offering period, the Trust sold 3,450,000 Securities to the public and received net proceeds of $230,470,042 ($238,050,000 net of sales commissions and offering expenses of $7,579,958). As of June 30, 2002, there were 3,450,000 Securities issued and outstanding.




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                                                                               9
EXPRESS SCRIPTS AUTOMATIC EXCHANGE SECURITY TRUST
FINANICAL HIGHLIGHTS (UNAUDITED )
--------------------------------------------------------------------------------


The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.


                                                                     FOR THE                        FOR THE
                                                                   PERIOD ENDED                    YEAR ENDED
                                                                  JUNE 30, 2002                DECEMBER 31, 2001
                                                                  -------------                -----------------

Net asset value, beginning of period                                $   54.27                   $   88.26
                                                                    ---------                   ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    0.23                        0.64
Unrealized gain (loss) on investments                                    8.35                      (29.69)
                                                                    ---------                   ---------
Net increase (decrease) in net asset value                               8.58                      (29.05)

LESS: DISTRIBUTIONS
Return of capital                                                       (2.18)                      (4.18)
Net Investment Income                                                   (0.23)                      (0.76)
                                                                    ---------                   ---------
Total distributions                                                     (2.41)                      (4.94)

CAPITAL SHARE TRANSACTIONS
Offering Costs                                                              -                           -
                                                                    ---------                   ---------

Ending net asset value                                              $   60.44                   $   54.27
                                                                    ---------                   ---------

Ending market value                                                 $  102.13*                  $   90.00*
                                                                    ---------                   ---------

TOTAL INVESTMENT RETURN
Market value(2)                                                         32.76%  (1)                 -2.99%

RATIOS/SUPPLEMENTAL DATA Ratio of expenses to average net assets:
     Before reimbursement                                                0.06%  (1)                  0.06%
     After reimbursement                                                    -   (1)                     -
Ratio of net investment income to average net assets:
     Before reimbursement                                                0.70%  (1)                  1.03%
     After reimbursement                                                 0.77%  (1)                  1.09%
Net assets, end of period (in thousands)                            $ 208,515                   $ 187,233

(1)  Annualized
(2) The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total investment return for a period of less than one year is not annualized.
*        Closing price on NASDAQ